Relevant event during the period and as of the issuance date of the financial statements - Additional Information (Detail) - USD ($) $ in Millions						1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 23, 2021	Oct. 29, 2021	Jun. 08, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Incremental costs and covid nineteen expenses								$ 26	$ 48	$ 0
Asset impairment losses , Previous Year Value								43	306	64
Emission allowances sold	$ 600
Operating Income Loss, Previous Year Value	1,618				$ 456			778	(1,446)	$ 179
Operating EBITDA Margin, Previous Year Value	2,421				$ 2,861
Issuance Of Subordinated notes for repayment of debt				$ 1,000
the 2021 Credit Agreement [Member]
Statement [line items]
ProceedsFromClosureOfCreditAgreement Used For settlement of previous agreement			$ 3,250
the 2021 Pesos Credit Agreement [Member]
Statement [line items]
ProceedsFromClosureOfCreditAgreement Used For settlement of previous agreement		$ 250
Revolving line of credit [member]
Statement [line items]
Available borrowing facility	$ 1,750							1,750
COVID-19 [member]
Statement [line items]
Incremental costs and covid nineteen expenses								$ 26	48
Increase decrease in profit (loss) before income tax, depreciation and amortisation								18.10%
Asset impairment losses , Previous Year Value								$ 536	$ 1,520
Proceeds from notes							$ 3,478
Repayments of notes						$ 2,785
Revenue Increased, computed as a percentage against previous year								14.00%